CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) from continuing operations	$ (12,238)	¥ (79,279)	¥ 94,796	¥ 80,431
Net income from discontinued operations			25,476	10,765
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	$ 1,248	¥ 8,084	7,349	8,804
Depreciation of property, plant and equipment	21,315	138,075	175,008	149,975
Amortization of intangible assets	2,960	19,176	23,061	29,669
Amortization of prepaid land lease payments	168	1,090	3,610	2,801
Income (loss) from equity method investments	860	5,572	(13,911)	(15,521)
Loss on disposal of property, plant and equipment, net	$ 651	¥ 4,220	¥ 3,610	1,235
Amortization of acquired executory contracts				(822)
Deferred tax benefits	$ (67)	¥ (432)	¥ 23,307	¥ 3,361
Allowance for doubtful accounts, net	1,533	9,932	¥ (9,010)
Impairment of long-lived assets	3,570	23,125
Changes in fair value of derivatives	(5,207)	(33,731)	¥ (2,605)
Loss on debt extinguishment	5,657	36,648
Gain on disposal of subsidiaries (note 4)	(2,529)	(16,381)	¥ (38,487)
Gain from bargain purchase (note 4)	(1,981)	(12,830)
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	6,683	43,276	¥ 4,505	¥ (102,187)
Prepayments and other current assets	2,276	14,743	(5,029)	11,673
Inventories	$ 49	¥ 315	237	(11,036)
Amounts due from related parties			(3,384)	(9,058)
Amounts due to related parties			(326)	(2,693)
Other non-current assets	$ 1,837	¥ 11,902	¥ 36,234	7,025
Deposits of land use rights	(58,560)	(379,340)		(27,427)
Accounts payable	(112)	(725)	¥ 31,288	48,646
Accrued expenses and other liabilities	(304)	(1,968)	35,488	36,966
Deferred revenue	(146)	(945)	11,146	(4,362)
Income tax payable	1,496	9,692	22,397	23,024
Accrued unrecognized tax benefit	3,804	24,643	60,411	17,764
Net cash generated from (used in) operating activities	(27,038)	(175,138)	¥ 490,381	¥ 259,033
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investment	$ (9,262)	¥ (60,000)
Purchase of held-to-maturity securities				¥ (30,000)
Maturity of held-to-maturity securities				30,000
Investments in equity method investees	$ (4,641)	¥ (30,063)	¥ (6,534)	¥ (2,640)
Acquisitions of business, net of cash acquired (note 4)	(38,615)	(250,142)
Disposals of subsidiaries, net of cash disposed (note 4)	$ 12,164	¥ 78,798	¥ 280,142
Purchase of subsidiary shares from noncontrolling interests				¥ (1,500)
Acquisitions of property, plant and equipment	$ (7,376)	¥ (47,783)	¥ (51,480)	(74,553)
Deposits for the purchases of property, plant and equipment	$ (20,715)	¥ (134,189)	¥ (58,370)	(85,448)
Refund of deposits for the purchase of property, plant and equipment				11,357
Proceeds from disposal of property, plant and equipment	$ 165	¥ 1,070	¥ 27,779	6,500
Proceeds from principal portion of direct financing leases	$ 15,115	¥ 97,910	117,328	47,319
Net investment in direct financing leases			(43,794)	(59,289)
Cash distribution from equity method investments	$ 3,754	¥ 24,316	¥ 21,984	¥ 24,714
Prepayment for investment (note 12)	(10,961)	(71,000)
Net cash (used in) generated from investing activities	(60,372)	(391,083)	¥ 287,055	¥ (133,540)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	36,000	233,201	9,000	190,692
Proceeds from long-term bank and other borrowings	52,997	343,301	¥ 291,892	¥ 407,969
Proceeds from secured borrowings (note 19)	$ 61,208	¥ 396,494
Repayment of obligations under capital leases			¥ (8,567)	¥ (2,117)
Repayment of short-term bank borrowings	$ (441)	¥ (2,858)	(110,569)	(79,246)
Repayment of long-term bank borrowings	(53,717)	(347,965)	(273,310)	(302,058)
Increase in restricted cash	$ (8,148)	¥ (52,780)	(80,028)	¥ (138,093)
Dividends paid to ordinary shareholders			(453,562)
Proceeds received from sales lease back			¥ 46,000
Repurchase of ordinary shares	$ (3,045)	¥ (19,723)		¥ (6,015)
Repayment of loan from a noncontrolling shareholder of a subsidiary				¥ 6,590
Capital injection from noncontrolling shareholder (note 1)	$ 6,287	¥ 40,728
Net cash generated from (used in) financing activities	91,141	590,398	¥ (579,144)	¥ 77,722
Exchange rate effect on cash	(2,689)	(17,419)	(2,643)	4,436
Net increase in cash	1,042	6,758	195,649	207,651
Cash at beginning of year	73,896	478,682	283,033	75,382
Cash at end of year	74,938	485,440	478,682	283,033
Supplemental schedule of cash flows information:
Income tax paid	(7,520)	(48,712)	(34,452)	(6,318)
Interest paid	(8,342)	(54,039)	(53,470)	(37,527)
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	3,669	23,769	27,492	74,267
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment	1,891	12,251	¥ 1,519	9,050
Acquisition of net investment in financing lease through utilization of deposits	5,634	36,499		¥ 27,940
Equity investment through disposal of a subsidiary (note 4)	$ 3,574	¥ 22,160